INCOME TAXES (Reconciliation of unrecognized tax benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Reconciliation of beginning and ending balance of unrecognized tax benefits [Abstract]
Beginning Balance	$ 288	$ 348
Increases for prior year tax positions	14	24
Decreases for prior year tax positions	(118)	(71)
Increases for current year tax positions	14	11
Settlements	(4)	(3)
Lapse of statute of limitations	(23)	(13)
Foreign currency translation	(4)	(8)
Ending Balance	$ 167	$ 288